Note 2 - Warrant Liability and Fair Value of Financial Instruments (Details Textual) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 07, 2023 USD ($) $ / shares		Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jan. 29, 2024 USD ($) shares	Dec. 31, 2023 $ / shares
Gain (Loss) on Derivative Instruments, Net, Pretax			$ (0)	$ (4,556)
Fair Value Adjustment of Warrants			(0)	$ 3,444
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 0.02
The Warrant [Member] | Termination Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 0.02
Class of Warrant or Right, Value of Securities Called by Warrants or Rights	$ 8,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares					80,000
Warrants and Rights Outstanding					$ 8,000
Measurement Input, Probability Rate [Member] | Valuation, Probability-weighted Expected Return Method (PWERM) [Member] | Qualified Offering Occurring, One [Member]
Warrants and Rights Outstanding, Measurement Input	0.70	[1]				0.70
Measurement Input, Probability Rate [Member] | Valuation, Probability-weighted Expected Return Method (PWERM) [Member] | Qualified Offering Occurring, Two [Member]
Warrants and Rights Outstanding, Measurement Input	0.10	[1]				0.10
Measurement Input, Probability Rate [Member] | Valuation, Probability-weighted Expected Return Method (PWERM) [Member] | No Qualified Offering Occurring [Member]
Warrants and Rights Outstanding, Measurement Input	0.20	[1]				0.20
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure			$ 0

[1]	Scenario probability as of issuance was based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 70%, respectively; a qualified offering occurring as of June 30, 2024 was estimated at 10%; and no qualified offering occurring was estimated at 20%;